Schedule of Statutory and Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. federal tax rate	34.00%	34.00%
State tax rate	4.54%	4.41%
Permanent difference and other	(1.26%)	(1.15%)
Tax credit	2.66%	4.54%
Valuation allowance	(39.94%)	(41.79%)
Total income tax provision (benefit)	0.00%	0.00%